10. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES: Schedule of transactions with related parties (Tables)	12 Months Ended
Jan. 31, 2018
Tables/Schedules
Schedule of transactions with related parties

The Company entered into the following transactions with related parties:

	2018			2017			2016
	Amounts paid or payable	Option based payment	Owed at year end	Amounts paid or payable	Option based payment	Owed at year end	Amounts paid or payable	Option based payment	Owed at year end
To a director for:
investor relations	$ 62,000	$ -	$ 1,378	$ 82,000	$ 311,984	$ 8,473	$ 132,000	$ 9,639	$ 6,923
consulting (a)	28,000	-	-	56,000	311,984	4,239	96,000	9,767	4,239
consulting (b)	900	-	-	675	137,993	-	375	70,884	-

To an officer of the company (c)	38,605	66,419	1,300	26,430	105,345	2,827	27,143	3,251	1,323

	$ 129,505	$ 66,419	$ 2,678	$ 165,105	$ 867,306	$ 15,539	$ 255,518	$ 93,541	$ 12,485

a)     fees for project management services which have been capitalized to subcontracts on the Morrison claims and option based payments and other services which have been allocated to operating expenses as consulting fees.

b)     fees for services which have been allocated to operating expenses as consulting fees.

c)     for accounting and management services.